SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income available to holders of Ordinary shares	$ 36,538	$ 18,409	$ 6,801
Denominator (number of shares in thousands):
Weighted average number of shares	55,368,703	54,927,272	54,680,822
Add-employee stock options	662,000	826,000	171,000
Adjusted weighted average shares assuming exercise of options	56,030,976	55,752,642	54,851,967